Cover	Oct. 18, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 18, 2023
Entity Registrant Name	Mirion Technologies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39352
Entity Tax Identification Number	83-0974996
Entity Address, Address Line One	1218 Menlo Drive
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30318
City Area Code	770
Local Phone Number	432-2744
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001809987
Document Effective Date	Oct. 13, 2023
Common Class A
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	MIR
Security Exchange Name	NYSE
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants to purchase Class A common stock
Trading Symbol	MIR WS
Security Exchange Name	NYSE